Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Consolidated net earnings	$ 425,444	$ 288,938	$ 154,294
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	285,253	263,587	222,746
Stock-based compensation expense	20,481	13,589	8,993
Loss (gain) on divestitures and sales of assets	410	14,093	(52,297)
Deferred income taxes	67,050	85,225	50,292
Excess tax benefits from stock-based compensation transactions	(6,792)		(2,508)
Other items, net	(17,730)	(5,972)	4,795
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(25,072)	12,309	(16,650)
Inventories, net	(47,381)	(21,525)	(12,020)
Accounts payable	(8,116)	(40,053)	5,303
Other assets and liabilities, net	(14,893)	(37,040)	18,710
Net Cash Provided by Operating Activities	678,654	573,151	381,658
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(387,267)	(318,232)	(232,183)
Acquisitions, net	(178,768)	(43,215)	(189)
Cash received in acquisition	4,246	63	59,887
Proceeds from divestitures and sales of assets	6,476	448,122	121,985
Payment of railcar construction advances	(82,910)	(25,234)	(14,513)
Reimbursement of railcar construction advances	82,910	25,234	14,513
Repayments from affiliate		1,808	1,175
Net Cash (Used for) Provided by Investing Activities	(555,313)	88,546	(49,325)
Cash Flows from Financing Activities:
Borrowings of long-term debt	560,000	230,000	868,762
Repayments of long-term debt	(449,306)	(244,704)	(1,057,289)
Debt issuance costs	(2,300)		(2,782)
Change in bank overdraft	(10,235)	10,052	(2,373)
Payments on capital lease obligations	(3,364)	(6,616)	(3,075)
Dividends paid	(105,036)	(107,462)	(91,304)
Distributions to owners of noncontrolling interests	(400)	(325)	(800)
Contributions by noncontrolling interest to joint venture	44
Repurchase of common stock	(259,228)	(519,962)
Purchase of remaining interest in existing subsidiaries			(19,480)
Issuances of common stock	21,321	37,078	39,714
Excess tax benefits from stock-based compensation transactions	6,792		2,508
Net Cash Used for Financing Activities	(241,712)	(601,939)	(266,119)
Net (Decrease) Increase in Cash and Cash Equivalents	(118,371)	59,758	66,214
Cash and Cash Equivalents, beginning of year	168,409	108,651	42,437
Cash and Cash Equivalents, end of year	$ 50,038	$ 168,409	$ 108,651